Income Taxes (Details)	12 Months Ended
Dec. 31, 2022
Income Taxes (Details) [Line Items]
Cumulative tax effect, percentage	25.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax EIT rate percentage	25.00%